Revenue from contracts with customers and trade receivables (Details 5) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Details of Deferred revenue
Balance as of April 1		₨ 2,583	₨ 3,198
Revenue recognized during the year		(1,961)	(1,089)
Milestone payment received during the year		2,210	474
Balance as of March 31		2,832	2,583
Current	[1]	1,235	1,052
Non-current	[1]	₨ 1,597	₨ 1,531

[1]	Refer to Note 22 for details of deferred revenue.